WARRANT LIABILITY (Details)	Mar. 08, 2024	Jun. 22, 2022 vote trading_day $ / shares
Class of Warrant or Right [Line Items]
Reverse share split	0.0833	0.0054
Public Warrants | Triggering Event, One
Class of Warrant or Right [Line Items]
Number of trading days | trading_day		20
Number of consecutive trading days | vote		30
Period prior to notice of redemption		3 days
Redemption price of warrants (in dollars per share)		$ 0.01
Number of days of prior written notice of redemption		30 days
Public Warrants | Triggering event, Two
Class of Warrant or Right [Line Items]
Number of trading days | trading_day		20
Number of consecutive trading days | vote		30
Redemption price of warrants (in dollars per share)		$ 0.10
Number of days of prior written notice of redemption		30 days
Public Warrants | Minimum | Triggering Event, One
Class of Warrant or Right [Line Items]
Closing price (in dollars per share)		$ 216.00
Public Warrants | Minimum | Triggering event, Two
Class of Warrant or Right [Line Items]
Closing price (in dollars per share)		$ 120.00